LEASE - Summary of future minimum rent payable under non-cancellable operating leases (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2023	$ 159
2024	129
2025	133
2026	100
Total lease payments	521
Less: Imputed interest	(91)
Present value of lease liabilities	430
Lease liabilities - current	119
Lease liabilities - non-current	$ 311	$ 431